Schedule of computation of basic and diluted loss per share (Details) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares
Net loss per share attributable to ordinary shareholders
Net loss and other comprehensive loss	$ (3,966)	$ (5,045)	$ (13,505)
Less: Comprehensive loss attributable to non-controlling interest	(2)	(2)	(12)
Comprehensive loss for the period attributable to Ryde Group Ltd	$ (3,964)	$ (5,043)	$ (13,493)
Basic weighted-average ordinary shares outstanding	27,391	27,391	16,577
Basic loss per share attributable to Ryde Group Ltd | (per share)	$ (0.14)	$ (0.18)	$ (0.81)
Diluted loss per share attributable to Ryde Group Ltd | (per share)	$ (0.14)	$ (0.18)	$ (0.81)